INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax expense (benefit) are as follows:

	Year ended December 31
(in thousands of $)	2017	2016	2015
Current tax expense:
UK	1,120	712	435
Norway	327	272	—
Croatia	21	45	—
Malaysia	10	6	—
Total current tax expense	1,478	1,035	435
Deferred tax expense:
UK	27	90	—
Amortization of tax benefit arising on intra-group transfers of non-current assets	—	(1,714)	(3,488)
Total income tax expense (benefit)	1,505	(589)	(3,053)

Schedule of effective income tax rate reconciliation
The income taxes for the years ended December 31, 2017, 2016 and 2015 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2017	2016	2015
Income taxes at statutory rate	—	—	—
Effect of deferred tax benefit on intra-group transfers of non-current assets	—	(1,714)	(3,488)
Effect of movement in deferred tax balances	27	90	—
Effect of adjustments in respect of current tax in prior periods	(5)	(334)	(330)
Effect of taxable income in various countries	1,483	1,369	765
Total tax expense (benefit)	1,505	(589)	(3,053)

Deferred income tax assets	Our deferred income tax asset is as follows:

	Year ended December 31
(in thousands of $)	2017	2016
Deferred tax asset	31	4

Summary of income tax examinations	The following table summarizes the earliest tax year that remain subject to examination by the major taxable jurisdictions in which we operate:

Jurisdiction	Earliest
UK	2015
Norway	2014